                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/06
                                     -------

               Date of Reporting Period: Six months ended 8/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2005		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$6.23		$6.04		$5.43	$5.81	$7.02		$8.03
Income From Investment Operations:
Net investment income	0.23		0.49		0.48	0.52	0.66	[1,2]	0.79
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.18)		0.19		0.61	(0.38)	(1.20	) [1]	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.68		1.09	0.14	(0.54)		(0.19)
Less Distributions:
Distributions from net investment income	(0.23)		(0.49)		(0.48)	(0.52)	(0.67)		(0.82)
Net Asset Value, End of Period	$6.05		$6.23		$6.04	$5.43	$5.81		$7.02
Total Return [3]	0.89%		11.74	% [4]	20.68%	2.73%	(7.84)%		(2.27)%

Ratios to Average Net Assets:
Net expenses	0.97	% [5]	0.94%		0.96%	0.95%	0.91%		0.88%
Net investment income	7.21	% [5]	7.46%		7.71%	9.08%	10.59	% [1]	10.65%
Expense waiver/reimbursement [6]	0.24	% [5]	0.28%		0.20%	0.22%	0.26%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$320,213		$409,355		$497,313	$519,838	$531,559		$680,130
Portfolio turnover	11%		48%		68%	64%	59%		38%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.90	$4.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.32	$4.94

1 Expenses are equal to the Fund's annualized expense ratio of 0.97% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At August 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
A	0.7%	A	0.0%
BBB	0.8%	Baa	1.3%
BB	25.7%	Ba	24.9%
B	55.6%	B	46.8%
CCC	11.3%	Caa	20.8%
CC	0.0%	Ca	0.5%
Not rated by S&P	2.4%	Not rated by Moody's	2.2%
Other Securities [2]	1.3%	Other Securities [2]	1.3%
Cash Equivalents [3]	1.0%	Cash Equivalents [3]	1.0%
Other Assets and Liabilities--Net [4]	1.2%	Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Other Securities include common stock, preferred stock, options and warrants that do not qualify for credit ratings from an NRSRO.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

At August 31, 2005, the Fund's index classification 5 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-cable	9.9%
Food & Beverage	6.0%
Industrial - Other	6.0%
Chemicals	5.8%
Healthcare	5.8%
Automotive	4.9%
Wireline Communications	4.9%
Consumer Products	4.7%
Utility - Natural Gas	4.4%
Paper	4.2%
Utility - Electric	4.0%
Gaming	3.7%
Technology	3.7%
Other [6]	29.8%
Cash Equivalents [3]	1.0%
Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield Bond 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

6 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

August 31, 2005 (unaudited)

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--96.4%
		Aerospace/Defense--1.9%
975,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,033,500
550,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	605,000
775,000		Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	542
350,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	359,625
400,000	[1,2]	K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015	426,000
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,012,500
850,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	843,625
575,000	[1,2]	L-3 Communications Holdings, Inc., Sr. Sub. Note, 6.375%, 10/15/2015	586,500
425,000		Standard Aero Holdings, Inc., Sr. Sub. Note, Series WI, 8.25%, 9/1/2014	427,125
600,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	639,000
		TOTAL	5,933,417
		Automotive--4.9%
1,075,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	946,000
1,225,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,120,875
750,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	601,211
2,350,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,228,086
2,625,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,434,826
2,100,000		General Motors Corp., Bond, Series EMTN, 8.375%, 7/5/2033	2,175,340
950,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	960,688
625,000	[3]	Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	365,625
1,050,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,123,500
275,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	306,625
1,174,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	1,355,970
925,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	964,313
1,200,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,248,000
		TOTAL	15,831,059
		Building Materials--3.4%
975,000	[3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	575,250
700,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	719,250
800,000	[1,2]	Builders Firstsource, Inc., Floating Rate Note - Sr. Secd. Note, 8.04%, 2/15/2012	808,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--continued
975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	$1,004,250
975,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,018,875
475,000	[1,2]	Goodman Global Holdings, Inc., Floating Rate Note, 6.62125%, 6/15/2012	475,000
1,075,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	1,021,250
750,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	862,500
375,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	395,625
2,200,000	[3]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,573,000
1,200,000	[1,2,3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	696,000
550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	537,625
350,000		Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	315,000
200,000	[1,2]	Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	209,500
525,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	527,625
		TOTAL	10,738,750
		Chemicals--5.7%
675,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secd. Note, 9.41%, 12/15/2011	681,750
1,125,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,170,000
675,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	742,500
1,525,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,364,875
1,793,000	[3]	Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	1,290,960
894,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	1,018,042
1,250,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,375,000
825,000		Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	940,500
684,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	707,940
975,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,072,500
700,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	780,500
1,275,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,348,313
1,000,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,043,750
149,000	[3]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	112,495
1,375,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,486,719
950,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	965,438
550,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	555,500
1,000,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	920,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Chemicals--continued
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	$470,975
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	340,609
		TOTAL	18,388,366
		Construction Machinery--1.0%
1,125,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	1,203,750
5,525,000	[4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
300,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	330,000
250,000	[1,2]	Columbus McKinnon Corp., Sr. Sub. Note, 8.875%, 11/1/2013	254,375
625,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	687,500
675,000		NationsRent, Inc., Company Guarantee, 9.50%, 5/1/2015	705,375
		TOTAL	3,181,000
		Consumer Products--4.7%
1,150,000	[1,2,3]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	856,750
750,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	808,125
450,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	466,875
1,250,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,103,125
550,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	550,000
850,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
1,450,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
2,700,000	[3]	Jostens Holding Corp., Disc. Bond, 0/10.25%, 12/1/2013	1,984,500
875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	903,438
200,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	207,250
675,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	597,375
950,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,011,750
925,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	992,063
1,375,000	[1,2,3]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	797,500
400,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	386,000
1,850,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	1,789,875
705,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	787,838
1,325,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,291,875
480,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	523,200
		TOTAL	15,057,539
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--1.6%
1,350,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	$1,458,000
250,000	[1,2]	Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015	254,375
925,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	980,500
500,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	509,375
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	429,000
1,500,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,648,125
		TOTAL	5,279,375
		Entertainment--2.4%
150,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	139,500
875,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	884,843
375,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	399,375
2,625,000	[3]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,886,718
900,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	933,750
1,525,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	1,505,938
1,575,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,795,500
		TOTAL	7,545,624
		Environmental--1.1%
2,500,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	2,650,000
900,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	1,012,500
		TOTAL	3,662,500
		Financial Institutions--0.3%
1,025,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	1,035,250
		Food & Beverage--5.9%
2,125,000	[3]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,599,062
544,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	560,320
850,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	911,625
675,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	689,343
1,100,000	[1,2]	Central European Distribution Corp., Sr. Secd. Note, 8.00%, 7/25/2012	1,444,601
1,000,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,070,000
1,150,000	[1,2]	Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,170,125
1,175,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	1,195,562
475,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	391,875
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
1,025,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	$1,058,313
900,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	945,000
1,100,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,155,000
925,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	1,026,750
1,450,000	[1,2,3]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,138,250
2,225,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,403,000
475,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	518,344
600,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	663,750
1,175,000	[3]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	1,010,500
		TOTAL	18,951,420
		Gaming--3.7%
700,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	693,000
950,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,035,500
200,000	[1,2]	CCM Merger, Inc., Note, 8.00%, 8/1/2013	205,000
350,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	356,125
450,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	483,750
1,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,164,000
800,000	[1,2]	MGM Mirage, Sr. Note, 6.625%, 7/15/2015	812,000
1,000,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,091,250
475,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	500,797
2,000,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	2,177,500
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	991,125
950,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,074,688
600,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	636,000
775,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	784,688
		TOTAL	12,005,423
		Healthcare--5.8%
450,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	492,750
1,700,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,827,500
525,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	520,406
2,950,000	[3]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	1,725,750
375,000		Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	395,625
400,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	424,000
400,000	[1,2]	DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	408,500
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Healthcare--continued
875,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	$879,375
275,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	288,062
1,125,000		HCA, Inc., Note, 8.75%, 9/1/2010	1,274,402
725,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	747,966
1,250,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	1,316,816
1,225,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,306,006
1,125,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,226,250
925,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	975,875
425,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	445,188
825,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	888,938
750,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	802,500
800,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	828,000
425,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	423,938
575,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	628,188
400,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	409,000
425,000	[1,2]	Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	446,250
		TOTAL	18,681,285
		Industrial - Other--5.9%
1,275,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,239,937
1,000,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	1,012,500
525,000	[1,2]	American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	506,625
600,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	663,000
1,475,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	1,578,250
825,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	746,625
525,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	560,438
1,000,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	1,020,000
920,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	1,025,800
1,300,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,283,750
1,025,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	1,103,156
819,013		NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	806,728
2,117,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	2,381,625
184	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	189
900,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	960,750
950,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,047,375
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--continued
175,000	[1,2]	Safety Products Holdings, Inc., Sr. Note, 11.75%, 1/1/2012	$176,750
1,175,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,107,438
1,075,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	1,096,500
550,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	564,438
		TOTAL	18,881,874
		Lodging--2.3%
750,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	736,875
1,500,000	[1,2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,605,000
269,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	274,043
800,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	797,000
550,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	606,375
1,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,237,500
1,950,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,030,438
		TOTAL	7,287,231
		Media - Cable--3.2%
1,950,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,018,250
425,000		Cablevision Systems Corp., Sr. Note, Series WI, 8.00%, 4/15/2012	424,468
1,800,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	1,359,000
2,050,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,126,875
1,375,000	[1,2]	Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015	1,459,219
2,175,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,441,438
300,000		Rogers Cablesystems Ltd., Sr. Sub. GTD. Note, 11.00%, 12/1/2015	321,750
		TOTAL	10,151,000
		Media - Non-Cable--9.3%
900,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	973,125
1,375,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	1,438,593
886,204		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	867,372
675,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	703,687
525,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	490,875
975,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,006,687
325,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	338,000
100,000	[1,2]	DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	100,250
1,170,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,289,925
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
686,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	$814,625
2,134,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,424,757
1,225,000	[3]	Dex Media, Inc., Disc. Bond, 0/9.00%, 11/15/2013	1,001,437
2,250,000		Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011	2,247,187
525,000		Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.314%, 6/15/2012	534,187
1,725,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	1,351,969
1,000,000	[1,2]	Intelsat Bermuda Ltd., Floating Rate Note - Sr. Note, 8.695%, 1/15/2012	1,022,500
675,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	703,688
800,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	820,000
950,000	[3]	NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	705,375
475,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	459,563
825,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	872,438
2,750,000	[3]	PanAmSat Holding Corp., Disc. Bond, 0/10.375%, 11/1/2014	1,904,375
1,150,000		R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,335,438
850,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	973,250
350,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	360,500
1,900,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	1,952,250
1,425,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,405,406
861,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	869,610
300,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	330,000
459,485		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	474,418
		TOTAL	29,771,487
		Metals & Mining--1.4%
450,000		Aleris International, Inc., Sr. Note, 9.00%, 11/15/2014	477,000
1,250,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,384,375
925,000	[1,2]	Novelis, Inc., Sr. Note, 7.25%, 2/15/2015	931,938
1,000,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,030,000
598,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	657,800
		TOTAL	4,481,113
		Packaging--2.0%
1,200,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,326,000
525,000		Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	543,375
1,000,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	1,095,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Packaging--continued
325,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	$235,625
1,475,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	1,530,313
1,125,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	1,167,188
650,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	471,250
411,058	[1]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	192,375
		TOTAL	6,561,126
		Paper--4.2%
775,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	782,750
350,000		Boise Cascade LLC, Floating Rate Note - Sr. Note, 6.474%, 10/15/2012	354,375
475,000		Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	464,312
3,800,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	4,265,500
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,390,500
509,743	[1,2]	JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015	596,797
825,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	818,813
1,425,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,464,188
1,400,000		Mercer International, Inc., 9.25%, 2/15/2013	1,214,500
1,100,000	[1,2]	NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,050,500
1,350,000		Tembec Industries, Inc., 8.50%, 2/1/2011	1,042,875
		TOTAL	13,445,110
		Restaurants--0.6%
650,000	[1,2]	Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013	682,500
400,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	430,000
925,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	908,813
		TOTAL	2,021,313
		Retailers--2.6%
1,200,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,263,000
1,191,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,214,820
800,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	712,000
1,175,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	1,213,188
2,043,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	2,463,439
1,275,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,354,688
		TOTAL	8,221,135
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Services--1.2%
325,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	$360,750
1,175,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,266,062
950,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	935,750
625,000	[1,2]	Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013	655,725
425,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	485,562
		TOTAL	3,703,849
		Technology--3.7%
275,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 9.50438%, 4/1/2010	282,562
1,125,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	1,192,500
800,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	756,000
700,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	752,500
475,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, Series WI, 8.00%, 12/15/2014	448,875
650,000	[1,2]	Smart Modular Technologies, Inc., Sr. Note, 9.004%, 4/1/2012	669,500
1,250,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	1,318,750
1,000,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	1,050,000
475,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	509,438
1,550,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	1,743,750
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	853,125
1,875,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	2,109,375
		TOTAL	11,686,375
		Textile--0.5%
275,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	251,625
425,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	461,125
900,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	990,000
		TOTAL	1,702,750
		Tobacco--0.5%
1,525,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,616,500
		Transportation--0.6%
4,950,000	[4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,764,000
3,125,000	[4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	1,764,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Electric--4.0%
1,550,281		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	$1,716,936
725,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	860,031
425,000	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	412,274
1,174,000		NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	1,270,855
125,000		Nevada Power Co., 6.50%, 4/15/2012	131,250
375,000	[1,2]	Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015	380,625
1,072,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	1,208,680
300,000	[1,2]	Northwestern, Sr. Secd. Note, 5.875%, 11/1/2014	311,288
1,850,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	2,085,875
1,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	1,177,125
825,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	921,938
625,000	[1,2]	Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017	632,813
275,000	[1,2]	TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	293,563
1,475,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	1,537,688
		TOTAL	12,940,941
		Utility - Natural Gas--4.4%
2,625,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	2,651,250
1,950,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	2,071,875
1,350,000	[1,2]	Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,343,250
550,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	539,000
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	789,375
800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	826,286
700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	842,513
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	950,660
925,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,091,500
2,725,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	3,038,375
		TOTAL	14,144,084
		Wireless Communications--2.7%
1,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,312,500
550,000	[3]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	455,125
195,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	205,969
Foreign Currency Par Amount or Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Wireless Communications--continued
500,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	$521,250
2,150,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	2,304,886
1,375,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,405,938
300,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secd. Note, 6.535%, 12/15/2010	314,250
150,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	161,625
125,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	137,344
575,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	618,125
925,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	1,077,625
		TOTAL	8,514,637
		Wireline Communications--4.9%
2,575,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	3,386,125
816,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	897,600
975,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	1,050,562
950,000		Citizens Communications Co., 9.00%, 8/15/2031	990,375
750,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	728,437
1,475,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	1,655,688
3,575,000		Qwest Corp., Note, 8.875%, 3/15/2012	3,923,563
1,825,000		Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010	2,112,438
925,000	[1,2]	Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	913,438
		TOTAL	15,658,226
		TOTAL CORPORATE BONDS (IDENTIFIED COST $316,411,676)	308,843,759
		COMMON STOCKS & WARRANTS--0.4%
		Chemicals--0.0%
395	[4]	General Chemical Industrial Products, Inc.	125,977
169	[4]	General Chemical Industrial Products, Inc., Warrants	0
228	[4]	General Chemical Industrial Products, Inc., Warrants	28,158
		TOTAL	154,135
		Food & Beverage--0.1%
27,755		B&G Foods, Inc.	359,427
Shares			Value in U.S. Dollars
		COMMON STOCKS & WARRANTS--continued
		Industrial - Other--0.1%
214,806	[1,4]	ACP Holdings Corp., Warrants	$434,982
		Media - Cable--0.1%
5,008	[4]	NTL, Inc.	319,911
		Media - Non-Cable--0.1%
1,375	[1,4]	Advanstar, Inc., Warrants	27
2,200	[4]	XM Satellite Radio, Inc., Warrants	167,200
22,000	[4]	Ziff Davis Media, Inc., Warrants	2,200
		TOTAL	169,427
		Metals & Mining--0.0%
138,395	[4]	Royal Oak Mines, Inc.	553
		Other--0.0%
469	[1,4]	CVC Claims Litigation LLC	0
		Packaging--0.0%
1,000	[1,4]	Pliant Corp., Warrants	10
45,000	[1,4]	Russell Stanley Holdings, Inc.	0
		TOTAL	10
		Paper--0.0%
900	[1,4]	MDP Acquisitions PLC, Warrants	18,450
		Wireline Communications--0.0%
16,732	[4]	Viatel Holding (Bermuda) Ltd.	836
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $11,492,097)	1,457,731
		Purchased Put Options--0.0%
2,732,400		STST EUR PUT/USD CALL, Expiration Date 9/15/2005 (IDENTIFIED COST $20,930)	465
		PREFERRED STOCKS--1.0%
		Media - Non-Cable--0.6%
17,550		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.63 Annual Dividend	1,772,550
120		Ziff Davis Media, Inc., PIK Pfd., Series E-1	72,300
		TOTAL	1,844,850
		Retailers--0.4%
1,625		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,222,812
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,379,220)	3,067,662
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--1.0%
$3,069,000		Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency Security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was $1,530,000,000.	$3,069,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $334,372,923) [5]	316,438,617
		OTHER ASSETS AND LIABILITIES - NET--1.2%	3,774,102
		TOTAL NET ASSETS--100%	$320,212,719

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $58,032,160 which represents 18.1% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At August 31, 2005, these securities amounted to $57,386,316 which represents 17.9% of total net assets.

3 Denotes a Zero Coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $335,395,184.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $334,372,923)		$316,438,617
Cash		143,873
Income receivable		5,877,654
Receivable for investments sold		3,495,578
Receivable for shares sold		114,417
TOTAL ASSETS		326,070,139
Liabilities:
Payable for investments purchased	$1,686,098
Payable for shares redeemed	3,550,481
Income distribution payable	441,541
Payable for foreign currency exchange contracts	33,494
Payable for Directors'/Trustees' fees	1,389
Payable for shareholder services fee (Note 5)	55,525
Accrued expenses	88,892
TOTAL LIABILITIES		5,857,420
Net assets for 52,964,978 shares outstanding		$320,212,719
Net Assets Consist of:
Paid-in capital		$623,994,543
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(17,967,622)
Accumulated net realized loss on investments and foreign currency transactions		(283,516,593)
Accumulated net investment income (loss)		(2,297,609)
TOTAL NET ASSETS		$320,212,719
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Net asset value and offering price per share ($320,212,719 ÷ 52,964,978 shares outstanding), no par value, unlimited shares authorized		$6.05
Redemption proceeds per share (98.00/100 of $6.05) [1]		$5.93

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2005 (unaudited)

Investment Income:
Interest			$14,059,375
Dividends			109,602
TOTAL INCOME			14,168,977
Expenses:
Investment adviser fee (Note 5)		$1,299,765
Administrative personnel and services fee (Note 5)		138,912
Custodian fees		12,412
Transfer and dividend disbursing agent fees and expenses		100,989
Directors'/Trustees' fees		5,414
Auditing fees		8,696
Legal fees		6,181
Portfolio accounting fees		62,040
Shareholder services fee (Note 5)		408,531
Share registration costs		14,891
Printing and postage		10,549
Insurance premiums		5,090
Miscellaneous		6,779
TOTAL EXPENSES		2,080,249
Waivers (Note 5):
Waiver of investment adviser fee	$(339,401)
Waiver of administrative personnel and services fee	(6,856)
Waiver of shareholder services fee	(61,927)
TOTAL WAIVERS		(408,184)
Net expenses			1,672,065
Net investment income			12,496,912
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments			(4,408,778)
Net realized gain on foreign currency transactions			315,365
Net change in unrealized depreciation of investments			(7,000,171)
Net change in unrealized depreciation of translation of assets and liabilities in foreign currency			(17,247)
Net realized and unrealized loss on investments and foreign currency transactions			(11,110,831)
Change in net assets resulting from operations			$1,386,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2005	Year Ended 2/28/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,496,912	$31,783,095
Net realized gain (loss) on investments and foreign currency transactions	(4,093,413)	24,446
Net increase due to reimbursement from adviser (Note 5)	--	1,237,816
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,017,418)	11,254,033
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,386,081	44,299,390
Distributions to Shareholders:
Distributions from net investment income	(13,097,953)	(34,233,287)
Share Transactions:
Proceeds from sale of shares	35,240,633	195,019,070
Net asset value of shares issued to shareholders in payment of distributions declared	9,958,740	25,463,372
Cost of shares redeemed	(122,629,886)	(318,506,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,430,513)	(98,024,000)
Change in net assets	(89,142,385)	(87,957,897)
Net Assets:
Beginning of period	409,355,104	497,313,001
End of period (including accumulated net investment income (loss) of $(2,297,609) and $(1,696,568), respectively)	$320,212,719	$409,355,104

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2005 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At August 31, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Sold:
10/17/2005	2,200,000 Euro Dollars	$2,715,240	$2,719,855	$ (4,615)
10/24/2005	1,089,000 Euro Dollars	$ 1,317,875	$1,346,754	$(28,879)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(33,494)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 214,806
Advanstar, Inc., Warrants	2/14/2001	$ 112,987
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Pliant Corp., Warrants	5/25/2000	$ 36,389
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-2/15/2005	$2,334,135
Russell Stanley Holdings, Inc.	11/9/2001	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2005	Year Ended 2/28/2005
Shares sold	5,872,198	32,092,063
Shares issued to shareholders in payment of distributions declared	1,665,697	4,176,093
Shares redeemed	(20,327,027)	(52,790,268)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,789,132)	(16,522,112)

4. FEDERAL TAX INFORMATION

At August 31, 2005, the cost of investments for federal tax purposes was $335,395,184. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $18,956,567. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,620,825 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,577,392.

At February 28, 2005, the Fund had a capital loss carryforward of $267,767,568 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,702,053
2009	$ 35,176,615
2010	$92,960,310
2011	$94,995,842
2012	$36,932,748

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, the Adviser voluntarily waived $339,401 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2005, the Fund did not record any redemption fees.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions. FSSC or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended August 31, 2005, FSSC voluntarily waived $61,927 of its fee. For the year ended August 31, 2005, FSSC did not retain any fees paid by the Fund.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,237,816 which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended August 31, 2005, were as follows:

Purchases	$35,683,600
Sales	$111,305,847

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated High Yield Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              October 21, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              October 21, 2005